Schedule of Investments
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.16%
Australia–2.27%
Aristocrat Leisure Ltd.	763,821	$34,201,518
Brambles Ltd.	1,303,957	19,949,815
		54,151,333
Belgium–1.10%
Anheuser-Busch InBev S.A./N.V.	457,490	26,302,314
Brazil–1.82%
MercadoLibre, Inc.(a)	7,841	18,613,671
TOTVS S.A.	3,203,600	24,950,040
		43,563,711
Canada–6.83%
Alimentation Couche-Tard, Inc.	274,918	14,285,577
Bank of Montreal(b)	162,580	17,945,284
Canadian Pacific Kansas City Ltd.	321,754	23,662,480
Celestica, Inc.(a)	42,093	8,415,258
CGI, Inc., Class A	182,515	17,595,521
RB Global, Inc.	501,540	54,305,749
Royal Bank of Canada	211,539	27,143,129
		163,352,998
China–6.28%
Airtac International Group	1,044,000	29,692,939
Full Truck Alliance Co. Ltd., ADR(b)	1,973,033	22,788,531
Kanzhun Ltd., ADR(a)	1,003,648	19,029,166
Meituan, B Shares(a)(c)	645,000	9,950,763
Shenzhen Inovance Technology Co. Ltd., A Shares	3,162,030	27,731,477
Trip.com Group Ltd.	415,000	25,764,213
Wuliangye Yibin Co. Ltd., A Shares	895,076	15,055,275
		150,012,364
Denmark–0.46%
Novo Nordisk A/S, Class B	235,092	10,933,651
France–11.97%
Air Liquide S.A.	216,797	42,651,870
Airbus SE	142,746	28,699,606
BNP Paribas S.A.	328,130	29,918,312
Cie de Saint-Gobain S.A.	155,906	17,885,084
Edenred SE	545,612	15,581,632
Legrand S.A.	312,176	46,110,491
LVMH Moet Hennessy Louis Vuitton SE	34,458	18,497,460
Publicis Groupe S.A.	189,625	17,328,254
Schneider Electric SE	146,130	37,817,453
STMicroelectronics N.V.	446,229	11,340,437
TotalEnergies SE	339,325	20,178,118
		286,008,717
Germany–4.93%
Allianz SE	91,125	36,010,562
Deutsche Boerse AG	92,026	26,631,149
Deutsche Telekom AG	887,296	31,823,667
Heidelberg Materials AG	100,956	23,289,993
		117,755,371
Shares		Value
Hong Kong–3.42%
AIA Group Ltd.	3,713,000	$34,620,627
Techtronic Industries Co. Ltd.	3,941,500	47,131,071
		81,751,698
India–4.49%
HDFC Bank Ltd., ADR(b)	733,812	56,334,747
Reliance Industries Ltd.	2,177,426	34,386,967
SBI Life Insurance Co. Ltd.(c)	793,155	16,593,170
		107,314,884
Indonesia–0.70%
PT Bank Central Asia Tbk, ADR	1,336,909	16,684,624
Ireland–1.75%
Flutter Entertainment PLC(a)	79,993	24,178,684
Kingspan Group PLC	213,449	17,714,534
		41,893,218
Israel–0.52%
Teva Pharmaceutical Industries Ltd., ADR(a)	799,360	12,350,112
Italy–2.23%
FinecoBank Banca Fineco S.p.A.	2,501,867	53,274,794
Japan–11.37%
Asahi Group Holdings Ltd.(b)	2,143,300	27,190,073
FANUC Corp.	488,760	13,605,588
Hoya Corp.	299,800	37,823,572
Keyence Corp.	120,900	43,733,315
M3, Inc.(b)	1,337,900	16,454,557
Recruit Holdings Co. Ltd.	423,000	25,097,063
Shimano, Inc.(b)	206,300	22,568,370
SMC Corp.	58,200	20,252,053
Sony Group Corp.	1,804,900	43,413,801
Tokyo Electron Ltd.	135,600	21,557,509
		271,695,901
Mexico–0.74%
Wal-Mart de Mexico S.A.B. de C.V., Series V	5,996,502	17,676,410
Netherlands–2.46%
ASM International N.V.	36,596	17,714,548
ASML Holding N.V.	18,863	13,073,434
Heineken N.V.(b)	207,377	16,277,364
Wolters Kluwer N.V.	75,170	11,708,398
		58,773,744
Singapore–1.14%
United Overseas Bank Ltd.	976,666	27,134,455
South Korea–2.08%
KB Financial Group, Inc.	386,053	30,671,200
Samsung Electronics Co. Ltd.	371,485	18,932,339
		49,603,539
Spain–0.84%
Bankinter S.A.(b)	1,401,473	20,004,937
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Shares		Value
Sweden–3.87%
Investor AB, Class B	2,716,240	$78,715,328
Svenska Handelsbanken AB, Class A	1,137,282	13,857,071
		92,572,399
Switzerland–2.51%
Cie Financiere Richemont S.A.	170,697	27,870,754
Nestle S.A.	212,299	18,550,063
Roche Holding AG	43,597	13,605,448
		60,026,265
Taiwan–5.88%
MediaTek, Inc.	846,000	38,310,742
Taiwan Semiconductor Manufacturing Co. Ltd.	2,655,887	102,249,664
		140,560,406
Thailand–0.84%
Bangkok Dusit Medical Services PCL, Foreign Shares	30,549,200	20,100,750
United Kingdom–10.94%
AstraZeneca PLC	242,479	35,375,658
BAE Systems PLC	1,709,188	40,782,278
Barclays PLC	8,128,709	39,733,277
Haleon PLC	7,222,745	33,879,500
London Stock Exchange Group PLC	232,382	28,326,196
RELX PLC	1,016,609	52,824,097
Shell PLC	852,728	30,641,163
		261,562,169
United States–4.72%
Broadcom, Inc.	104,554	30,707,510
Shares		Value
United States–(continued)
CRH PLC	138,233	$13,194,340
ICON PLC(a)	214,671	36,320,186
Linde PLC	70,913	32,638,417
		112,860,453
Total Common Stocks & Other Equity Interests (Cost $1,660,178,122)		2,297,921,217
Money Market Funds–3.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	26,049,607	26,049,607
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	48,343,777	48,343,777
Total Money Market Funds (Cost $74,393,384)		74,393,384
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.27% (Cost $1,734,571,506)		2,372,314,601
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.38%
Invesco Private Government Fund, 4.32%(d)(e)(f)	29,256,208	29,256,208
Invesco Private Prime Fund, 4.46%(d)(e)(f)	75,491,948	75,507,046
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $104,763,254)		104,763,254
TOTAL INVESTMENTS IN SECURITIES—103.65% (Cost $1,839,334,760)		2,477,077,855
OTHER ASSETS LESS LIABILITIES–(3.65)%		(87,261,252)
NET ASSETS–100.00%		$2,389,816,603
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $26,543,933, which represented 1.11% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,838,328	$217,528,607	$(203,317,328)	$-	$-	$26,049,607	$552,934
Invesco Treasury Portfolio, Institutional Class	21,951,404	403,981,696	(377,589,323)	-	-	48,343,777	1,026,310
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,866,594	207,075,614	(186,686,000)	-	-	29,256,208	435,300*
Invesco Private Prime Fund	23,236,535	393,511,403	(341,235,479)	1,411	(6,824)	75,507,046	1,197,139*
Total	$65,892,861	$1,222,097,320	$(1,108,828,130)	$1,411	$(6,824)	$179,156,638	$3,211,683

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$54,151,333	$—	$54,151,333
Belgium	—	26,302,314	—	26,302,314
Brazil	43,563,711	—	—	43,563,711
Canada	163,352,998	—	—	163,352,998
China	41,817,697	108,194,667	—	150,012,364
Denmark	—	10,933,651	—	10,933,651
France	—	286,008,717	—	286,008,717
Germany	—	117,755,371	—	117,755,371
Hong Kong	—	81,751,698	—	81,751,698
India	56,334,747	50,980,137	—	107,314,884
Indonesia	16,684,624	—	—	16,684,624
Ireland	24,178,684	17,714,534	—	41,893,218
Israel	12,350,112	—	—	12,350,112
Italy	—	53,274,794	—	53,274,794
Japan	—	271,695,901	—	271,695,901
Mexico	17,676,410	—	—	17,676,410
Netherlands	—	58,773,744	—	58,773,744
Singapore	—	27,134,455	—	27,134,455
South Korea	—	49,603,539	—	49,603,539
Spain	—	20,004,937	—	20,004,937
Sweden	—	92,572,399	—	92,572,399
Switzerland	—	60,026,265	—	60,026,265
Taiwan	—	140,560,406	—	140,560,406
Thailand	—	20,100,750	—	20,100,750
United Kingdom	—	261,562,169	—	261,562,169
United States	112,860,453	—	—	112,860,453
Money Market Funds	74,393,384	104,763,254	—	179,156,638
Total Investments	$563,212,820	$1,913,865,035	$—	$2,477,077,855
Invesco EQV International Equity Fund